Basis of Preparation - Consolidated statements of comprehensive income (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IFRS Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	€ 47,473	€ 42,234	€ 38,453
Cost of sales	27,712	28,735	35,286
Gross profit	19,761	13,499	3,167
Research and development expenses	17,488	19,297	14,935
General administrative expenses	32,587	43,480	37,665
Selling expenses	9,924	9,326	7,580
Impairment of financial assets		827	3,636
Other operating income	3,774	2,894	2,392
Other operating expenses	741	86	182
Operating loss	(36,773)	(56,623)	(58,439)
Loss for the period	(31,841)	(46,246)	(21,986)
Total comprehensive loss	€ (31,917)	€ (45,703)	€ (22,034)
Net loss per share - Basic (in EUR)	€ (1.19)	€ (2.04)	€ (1.05)
Net loss per share - Diluted (in EUR)	€ (1.19)	€ (2.04)	€ (1.05)
Combined Continuing and Discontinued Operations
IFRS Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue		€ 188,568	€ 127,671
Cost of sales		160,448	83,437
Gross profit		28,120	44,234
Research and development expenses		19,297	14,935
General administrative expenses		46,739	40,160
Selling expenses		9,860	8,026
Impairment of financial assets		827	3,636
Other operating income		3,267	2,394
Other operating expenses		86	182
Operating loss		(45,422)	(20,311)
Loss for the period		(46,246)	(21,986)
Total comprehensive loss		€ (45,703)	€ (22,034)
Net loss per share - Basic (in EUR)		€ (2.04)	€ (1.05)
Previously Reported
IFRS Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue		€ 189,923	€ 128,381
Cost of sales		161,765	83,437
Gross profit		28,158	44,944
Research and development expenses		19,297	14,935
General administrative expenses		46,739	40,160
Selling expenses		9,860	8,026
Impairment of financial assets		1,140	3,738
Other operating income		2,936	2,394
Other operating expenses		86	182
Operating loss		(46,028)	(19,703)
Loss for the period		(46,852)	(21,378)
Total comprehensive loss		€ (46,309)	€ (21,426)
Net loss per share - Basic (in EUR)		€ (2.06)	€ (1.02)
Net loss per share - Diluted (in EUR)		€ (2.06)	€ (1.02)
Adjustment
IFRS Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue		€ (1,355)	€ (710)
Cost of sales		(1,317)
Gross profit		(38)	(710)
Impairment of financial assets		(313)	(102)
Other operating income		331
Operating loss		606	(608)
Loss for the period		606	(608)
Total comprehensive loss		€ 606	€ (608)
Net loss per share - Basic (in EUR)		€ 0.02	€ (0.03)
Net loss per share - Diluted (in EUR)		€ 0.02	€ (0.03)